ProShares S and P 500 Ex-Health Care ETF Average Annual Total Returns			12 Months Ended				60 Months Ended		86 Months Ended	99 Months Ended	111 Months Ended	120 Months Ended
		May 30, 2025	Dec. 31, 2024	[2]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [4]	Dec. 31, 2024 [6]	Dec. 31, 2024	Dec. 31, 2024	[3],[5]
S&P 500® Ex-Health Care Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]				28.21%		15.43%				15.49%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.78%		25.02%	[3],[4],[5]	14.51%	[3],[4],[5]	14.18%	14.96%	14.72% [7]	13.09%
None
Prospectus [Line Items]
Average Annual Return, Percent					28.03%		15.25%				15.22%
Performance Inception Date		Sep. 22, 2015
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					27.67%		14.86%				14.76%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					16.82%		12.20%				12.66%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Benchmark.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[6]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[7]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.